Earnings per share (Tables)	12 Months Ended
Jul. 31, 2021
Earnings per share [abstract]
Earnings per share

	2021			2020
	Earnings	Basic earnings per share	Diluted earnings per share	Earnings	Basic earnings per share	Diluted earnings per share
	$m	cents	cents	$m	cents	cents
Profit from continuing and discontinued operations attributable to shareholders of the Company	1,508	674.7	670.5	961	427.5	423.5
Loss from discontinued operations	142	63.6	63.2	14	6.2	6.2
Profit from continuing operations	1,650	738.3	733.7	975	433.7	429.7

	2019
	Earnings	Basic earnings per share	Diluted earnings per share
	$m	cents	cents
Profit from continuing and discontinued operations attributable to shareholders of the Company	1,108	481.3	477.8
Profit from discontinued operations	(66)	(28.7)	(28.5)
Profit from continuing operations	1,042	452.6	449.3